Group - Statement of Changes in Equity - USD ($) $ in Millions	Total	Total	Share capital and premium	Other capital reserves	(Accumulated losses) Retained earnings	Fair value through OCI	Actuarial (losses) gains	Foreign currency translation reserve [1]	Non-controlling interests
Equity at beginning of period at Dec. 31, 2021	$ 4,094	$ 4,042	$ 7,223	$ 84	$ (1,904)	$ 53	$ (2)	$ (1,412)	$ 52
Profit (loss) for the period	313	298			298				15
Other comprehensive income (loss)	(42)	(42)				(23)		(19)
Total comprehensive income (loss) for the period, net of tax	271	256	0	0	298	(23)	0	(19)	15
Shares issued	14	14	14
Share-based payment for share awards net of exercised	(7)	(7)		(7)
Dividends paid	(62)	(62)			(62)
Dividends of subsidiaries	(37)	0							(37)
Transfer on derecognition of equity investment	0	0			69	(69)
Equity at end of period at Jun. 30, 2022	4,273	4,243	7,237	77	(1,599)	(39)	(2)	(1,431)	30
Equity at beginning of period at Dec. 31, 2021	4,094	4,042	7,223	84	(1,904)	53	(2)	(1,412)	52
Profit (loss) for the period	316
Other comprehensive income (loss)	(74)
Total comprehensive income (loss) for the period, net of tax	242
Equity at end of period at Dec. 31, 2022	4,134	4,100	7,239	81	(1,715)	(52)	(13)	(1,440)	34
Profit (loss) for the period	45	40			40				5
Other comprehensive income (loss)	(21)	(21)				(2)		(19)
Total comprehensive income (loss) for the period, net of tax	24	19	0	0	40	(2)	0	(19)	5
Shares issued	14	14	14
Share-based payment for share awards net of exercised	(9)	(9)		(9)
Dividends paid	(76)	(76)			(76)
Dividends of subsidiaries	(6)	0							(6)
Translation	0	0		(4)	3		1
Transfer on derecognition of equity investment	0	0			(50)	50
Equity at end of period at Jun. 30, 2023	$ 4,081	$ 4,048	$ 7,253	$ 68	$ (1,798)	$ (4)	$ (12)	$ (1,459)	$ 33

[1]	Foreign currency translation reserve includes a loss of $1,409m (Jun 2022: $1,396m; Dec 2022: $1,400m) that will not re-cycle through the income statement on disposal of non-foreign operations, and a loss of $50m (Jun 2022: $35m; Dec 2022: $40m) relating to foreign operations that will re-cycle through the income statement on disposal.